Preference share /warrant financing of Zhuan Zhuan (Details) ¥ in Millions, $ in Millions			12 Months Ended
	Sep. 09, 2019 USD ($)	Apr. 28, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Simple interest (as a percent)			8.00%
Equity Method Investment, Ownership Percentage			68.80%	68.80%
Zhuan Zhuan Series A
Proceeds from issuance of preference stock		$ 200
Zhuan Zhuan Series B
Proceeds from issuance of preference stock	$ 150
Zhuan Zhuan Series B Warrants
Proceeds from issuance of preference stock	150
Zhuan Zhuan [Member]
Equity Method Investment, Ownership Percentage			63.50%	72.20%
Zhuan Zhuan [Member]
Proceeds from issuance of preference stock	300
Cost, Maintenance | ¥			¥ 317.9	¥ 181.1	¥ 42.0
Tencent [Member]
Proceeds from issuance of preference stock	$ 170